Utility Infrastructure Services Noncontrolling Interests - Summary of Redeemable Noncontrolling Interest (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement In Redeemable Noncontrolling Interest [Roll Forward]
Balance, December 31, 2016		$ 0	$ 22,590
Net Income (loss) attributable to redeemable noncontrolling interest		172	248
Foreign currency exchange translation adjustment			11	$ 5
Centuri distribution to redeemable noncontrolling interest			(204)	(439)
Adjustment to redemption value			355
Redemption of Centuri shares from noncontrolling parties			(23,000)
Redeemable noncontrolling interest acquired	[1]	81,659
Balance, December 31, 2017		$ 81,831	$ 0	$ 22,590

[1]	The Company, through its subsidiary, Centuri, completed the acquisition of a privately held utility infrastructure services business. Refer to Note 19 - Business Acquisitions.